Related parties (Compensation for key management personnel) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 35,202,000	$ 39,224,000
Share-based compensation	51,521,000	27,373,000
Post-employment benefits	7,938,000	12,128,000
Termination benefits	0	1,389,000
Total	94,661,000	80,114,000
Saskatchewan [Member]
Disclosure of transactions between related parties [line items]
Paid to suppliers	86,265,000	87,708,000
Accounts payable	$ 2,138,000	$ 1,156,000